CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security	$ 10,583	$ 10,583
Parent Company [Member]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security		$ 10,583